Other Assets and Other Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Abstract]
Fair value of interest rate swaps - assets	$ 5,315,000	$ 19,199,000
Fair value of foreign currency exchange agreements - assets	0	0
Total other assets	5,315,000	22,018,000
Current portion of other assets	0	2,149,000
Total long-term other assets	5,315,000	19,869,000
Other Liabilities [Abstract]
Fair value of interest rate swaps - liabilities	23,215,000	19,733,000
Fair value of wood waste supply agreement - liabilities	0	806,000
Fair value of foreign currency exchange agreements - liabilities	0	0
Deferred lease liabilities	941,000	1,220,000
Unfavourable lease arrangements	310,000	515,000
Contingent acquisition payables	0	459,000
Performance shares, compensation cost accrued	5,350,000	4,300,000
Other	476,000	635,000
Total other liabilities	33,676,000	27,668,000
Current portion of other liabilities	16,558,000	12,925,000
Total long-term other liabilities	17,118,000	14,743,000
Commodity [Member]
Other Assets [Abstract]
Fair value of commodity swaps - assets	0	2,819,000
Other Liabilities [Abstract]
Fair value of commodity swaps - liabilities	$ 3,384,000	$ 0